Labor and Social Obligations - Stock options - Geekie plan (Details) - R$ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 01, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	R$ 82.91
Geekie plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized		31,763